Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 97,714,938	¥ 94,671,818
Other [member] | Housing Loans [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	10,615,897	10,799,400
Other [member] | Housing Loans [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 20,789	¥ 21,898